UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
            November 14, 2015 to December 11, 2015

     Commission File Number of issuing entity: 333-184376-11
       Central Index Key Number of issuing entity: 0001594100

                 COMM 2014-CCRE14 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-184376
         Central Index Key Number of depositor: 0001013454

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
                 Natixis Real Estate Capital LLC
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
           Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555501
              Liberty Island Group I LLC
       (Exact name of sponsor as specified in its charter)

                   Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-4554247
                  Upper Tier Remic 46-4678362
                   Grantor Trust 46-7300840
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class PEZ           [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On December 11, 2015 a distribution was made to holders of the certificates issued by COMM 2014-CCRE14 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         The following table presents the historical delinquency and loss information for the trust assets expressed in 30 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

         Deliquency Summary as reported on 12/11/2015

         Number of Days     Number of      Ending
         Delinquent         Loans/REOs     Scheduled Balance
         0-29                   58         1,350,536,483.90
         30-59                   1             4,892,917.63
         60-89                   0                     0.00
         90-120                  0                     0.00
         121+                    0                     0.00
         Total                  59         1,355,429,401.53

         Number of         % of Delinquencies     Number of
         Delinquencies     30+ days by Pool       Loans/REOs     Average Net
         30+ days          Balance                with Losses    Loss
             1                 0.36%                  0              N/A

         During the distribution period from November 14, 2015 to December 11, 2015 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2014-CCRE14 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2015. The CIK number of the Depositor is 0001013454.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2015. The CIK number of GACC is 0001541294.

         Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2015. The CIK number of Natixis is 0001542256.

         Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         February 05, 2015.  The CIK number for CCRE is 0001558761.

         Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2015. The CIK number of Liberty is 0001555501.


Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
         The Google and Amazon Office Portfolio constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. Based on the information provided by the Google and Amazon Office Portfolio borrower, the unaudited net operating income of the significant obligor was $28,543,060.00, a year-to-date figure for the period of January 1, 2015 through September 30, 2015.

         The 60 Hudson Street mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. Based on the information provided by the 60 Hudson Street mortgage loan borrower, the unaudited net operating income of the significant obligor was $45,706,565.00, a year-to-date figure for the period of January 1, 2015 through September 30, 2015.

Item 10. Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2014-CCRE14 Mortgage Trust, relating to the December 11, 2015 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    December 28, 2015


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2014-CCRE14 Mortgage Trust, relating to the December 11, 2015 distribution.